Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of Compensation Costs of Key Management
Compensation costs of key management, which includes executive management and the Board of Directors, are as follows:

in CHF thousands	2023	2022	2021
Short-term employee benefits	2,761	3,159	2,423
Post-employment benefits	253	297	203
Share-based compensation	1,914	2,111	1,784
Total year ended December 31	4,928	5,567	4,410